Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Useful Lives Using Calculated to Depreciation

depreciation and impairment losses. Depreciation is generally calculated over the following useful lives:

— equipment and tools	3 to 10 years
— vehicles	3 to 5 years
— aircrafts	5 to 10 years
— seismic vessels	12 to 30 years
— buildings for industrial use	20 years
— buildings for administrative and commercial use	20 to 40 years